INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred Tax Asset	$ 7,283,000	$ 4,129,000
Rate Of Net Operating Losses Offset By Valuation Allowance	100.00%
Change In The Valuation Allowance	$ 3,154,000	$ 1,299,000
Federal Tax Rate	21.00%	21.00%
Description of loss	net operating loss carry-forwards of approximately $30,473,000 that will be carried forward and can be used through the year 2027
Carryforward Expiration Year	2027
Net Operating Loss Carry Forward	$ 30,473,000	$ 18,300,000
State Tax Rate	5.00%	5.00%